                                Salomon Brothers
                              Opportunity Fund Inc


                                                                 March 15, 2000

Dear Shareholder:

We are pleased to provide this semi-annual report for the Salomon Brothers Opportunity Fund Inc ("Fund") as of February 29, 2000. Included in this report are performance results, a market commentary, a summary of portfolio highlights, and a statement of the Fund's investments and financial statements for the period ended February 29, 2000.

During the six months ended February 29, 2000, the net asset value of the Fund decreased from $49.69 per share at August 31, 1999 to $44.72 per share at February 29, 2000. Dividends of $0.80 per share from net investment income and $2.52 per share in capital gains were paid during this period. For the six months ended February 29, 2000, the Fund posted a total return of a negative 3.80%. During the same period, the Standard & Poor's 500 Index returned 4.10%. (The Standard & Poor's 500 Index ("S&P 500") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.)

MARKET REVIEW

Until late October 1999, rising interest rates coincided with a moderate worldwide decline in stock markets. By the middle of that month, the S&P 500 had retraced most of its gains for the year, and certain major sectors in the U.S. market -- among them financials, consumer cyclicals, health care, utilities, and transportation -- had actually posted significant losses. Only technology experienced big gains, while energy, capital goods, and basic materials had risen more modestly. The market launched a remarkable recovery in October's final days; however, it is unlikely that this rally will lead to any long-term respite from market volatility.

U.S. market leadership remains fairly narrow, though not to the same extreme degree as was the case in 1998. Outside the United States, a broadening has taken place benefiting mainly those companies utilizing technology to help drive innovation, restructuring and labor efficiency. But even some sectors and companies that have been successful in incorporating new technologies into their businesses have seen their valuations sag this year. The main macroeconomic forces behind this phenomenon are fear of rekindled inflation, higher interest rates, and, for U.S. companies, a weak dollar and deterioration in the U.S. trade deficit.

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The stock market's major averages are in and around new highs, led by technology stocks, but the bull market of 1999 was a narrow phenomenon with money flowing into technology and most non-technology stocks performing poorly. In fact, with the Federal Reserve Board's steady interest rate increases, most stocks declined after the summer. Many Wall Street professionals think that the tech-stock gains are evidence of a new era of technological innovation that may be rewriting the rules of both the economy and the stock market, symbolized by the growing impact of the Internet. Meanwhile, the yield on the long bond has been creeping higher lately as market participants fret about inflation.

Equity performance has come from a broad array of countries, sectors, and styles: Japan, developing Asia, France, energy, commodities, capital goods, basic materials, and small-cap stocks (particularly overseas), as well as from large-cap U.S. technology issues. But in another sense, leadership is narrow: performance in each of these areas has been concentrated in a handful of companies. The shift from manufacturing to service-oriented economies, particularly in the United States, gives still more weight to the ability to pick winners.

PORTFOLIO HIGHLIGHTS

We believe this Fund is unique in the large capitalization value category, as we tend to hold our equity selections, as long as their valuations do not become too lofty, in an attempt to avoid the distribution of significant taxable capital gains to shareholders.

The Fund's underperformance versus its benchmark can be partially contributed to its underweight positions in the technology sector, which was a crucial component of S&P 500 performance during the period. Also, several of the leading large capitalization growth companies are not held by the Fund because we believe these stocks are vulnerable to a meaningful correction.

Thank you for continuing to pursue your long-term financial objectives with the Salomon Brothers Opportunity Fund Inc.

Cordially,

/s/ Irving Brilliant

Irving Brilliant

President and Portfolio Manager

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Results of an Investment in Salomon Brothers Opportunity Fund Inc

Set forth below are average annual total return figures for the periods indicated and a graph showing the value of a hypothetical $10,000 investment made in Salomon Brothers Opportunity Fund Inc on February 28, 1990. The average annual total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost.

                           AVERAGE ANNUAL TOTAL RETURN

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measurement period to the end of the measurement period. When considering "average" total-return for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total returns for the periods indicated were as follows:

     2.77% for the one-year period beginning March 1, 1999 and ended February 29, 2000;
     14.75% for the five-year period beginning March 1, 1995 and ended February 29, 2000;
     12.42% for the ten-year period beginning March 1, 1990 and ended February 29, 2000.


                   PERFORMANCE COMPARISON -- GROWTH OF $10,000*

                                   (UNAUDITED)

DATE    S&P     Salomon
2/90    10000   10000
8/90    8834    9892
8/91    10884   12548
8/92    12288   13541
8/93    14770   15597
8/94    15715   16448
8/95    19025   19970
8/96    21188   23710
8/97    29766   33342
8/98    28772   36049
8/99    33533   50399
2/00    32257   52466

*Past performance is not predictive of future performance.

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Major Portfolio Changes (unaudited)
For the Six Months Ended February 29, 2000


ADDITIONS+
-----------------------------------------------
                                       Shares
                                   ------------
Amerada Hess Corp.................    10,000(1)
Aon Corp..........................     6,000(1)
Arvin Industries, Inc.............    12,000(1)
The CIT Group, Inc., Class A Shares   11,000
Chartwell Re Corp.................    17,600
Fremont General Corp..............     3,000
New Germany Fund..................    10,000(1)
Newcourt Credit Group Inc.........    17,500
Old Republic International Corp...     8,000
Overseas Shipholding Group, Inc...     3,000


REDUCTIONS+
-----------------------------------------------
                                       Shares
                                   ------------
American General Corp.............     3,000
BJ's Wholesale Club, Inc..........    10,500
The Bank of New York Co., Inc.....    41,000
The CIT Group, Inc., Class A Shares   13,000
General Dynamics Corp.............     5,000
Inso Corp.........................     5,000(2)
Intel Corp........................     5,000
Kansas City Life Insurance Co.....     3,000
Loews Corp........................     6,500
Newmont Mining Corp...............     3,000
The News Corp. Ltd.-ADR  .........     5,000
Orion Capital Corp................   216,750(2)
TRC Cos., Inc.....................     4,000
Trenwick Group Inc................    14,200


-------------------
 (1)New addition.
 (2)Elimination.
  + Exclusive of changes resulting entirely from mergers, stock dividends, and stock splits.

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Schedule of Investments (unaudited)
February 29, 2000

     SHARES                                SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK -- 79.7%
Banks -- 18.0%
    821,976    The Bank of New York Co., Inc.....................................        $27,382,076
      6,000    Mellon Financial Corp.............................................            180,750
    125,000    Popular, Inc......................................................          2,789,063
                                                                                        ------------
                                                                                          30,351,889
                                                                                        ------------
Basic Industry -- 4.6%
     35,600    Amcast Industrial Corp.............................................           424,975
     12,000    Arvin Industries, Inc..............................................           220,500
      6,000    Deltic Timber Corp.................................................           133,500
     39,000    Mississippi Chemical Corp..........................................           292,500
     18,000    NL Industries, Inc.................................................           259,875
     15,000    National Processing Inc.* .........................................           132,187
      8,077    Newmont Mining Corp................................................           178,704
     36,700    Rayonier Inc.......................................................         1,458,825
      3,960    Smurfit-Stone Container Corp.*.....................................            53,955
     17,100    Solutia Inc........................................................           236,194
      2,200    Southern Peru Copper Corp..........................................            33,550
     78,500    TRC Cos., Inc.* ...................................................           838,969
               Tecumseh Products Co.:
     34,100      Class A Shares ..................................................         1,470,562
     47,000      Class B Shares ..................................................         1,894,687
      9,900    Westinghouse Air Brake Co..........................................            94,050
                                                                                        ------------
                                                                                           7,723,033
                                                                                        ------------
Biotechnology and Drugs -- 2.8%
     10,404    Celltech Group PLC - ADR *.........................................           447,372
     76,500    Monsanto Co........................................................         2,969,156
     25,375    Pharmacia & Upjohn, Inc............................................         1,208,484
                                                                                        ------------
                                                                                           4,625,012
                                                                                        ------------
Construction -- 1.0%
     28,400    Ameron International Corp..........................................           990,450
     17,000    Lafarge Corp.......................................................           334,688
               Liberty Homes, Inc.:
     29,050      Class A Shares ..................................................           196,087
     24,750      Class B Shares ..................................................           177,117
                                                                                        ------------
                                                                                           1,698,342
                                                                                        ------------
Consumer Goods -- 12.6%
     35,500    Alexander & Baldwin, Inc...........................................           726,640
     23,000    BJ's Wholesale Club, Inc.* ........................................           713,000
      9,700    Cone Mills Corp.*..................................................            38,194
     96,000    Fine Host Corp.* + ................................................           900,338
     10,900    Harcourt General, Inc..............................................           375,369
     18,000    Homebase, Inc.* ...................................................            46,125
     92,000    Koninklijke (Royal) Philips Electronics N.V. - ADR.................        17,618,000


                       See Notes to Financial Statements.
                                                                          Page 5
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Schedule of Investments (unaudited)(continued)
February 29, 2000

     SHARES                                SECURITY                                        VALUE
----------------------------------------------------------------------------------------------------
Consumer Goods -- 12.6% (continued)
      3,284    The Neiman Marcus Group, Inc., Class B Shares* ....................       $    68,964
     15,737    The News Corp. Ltd. - ADR..........................................           791,768
                                                                                        ------------
                                                                                          21,278,398
                                                                                        ------------
Energy -- 9.7%
     10,000    Amerada Hess Corp..................................................           505,625
     32,000    Murphy Oil Corp....................................................         1,620,000
     15,000    Pogo Producing Co..................................................           346,875
    260,000    Royal Dutch Petroleum Co. - ADR....................................        13,650,000
     10,000    Talisman Energy Inc.* .............................................           260,000
                                                                                        ------------
                                                                                          16,382,500
                                                                                        ------------
Finance -- 5.4%
     12,010    American General Corp..............................................           626,772
     30,250    The CIT Group, Inc., Class A Shares................................           423,500
      8,000    Chile Fund.........................................................            91,000
     50,000    Freddie Mac .......................................................         2,087,500
     60,300    Leucadia National Corp.............................................         1,288,912
     77,500    Loews Corp.........................................................         3,448,750
     10,000    New Germany Fund...................................................           143,750
     48,000    The Pioneer Group, Inc.* ..........................................           963,000
                                                                                        ------------
                                                                                           9,073,184
                                                                                        ------------
Healthcare -- 1.1%
     12,000    Foundation Health Systems, Inc., Class A Shares *..................            99,750
      6,827    HEALTHSOUTH Corp.* ................................................            33,282
     36,000    Humana Inc.* ......................................................           245,250
     22,077    Wellpoint Health Networks Inc.* ...................................         1,490,197
                                                                                        ------------
                                                                                           1,868,479
                                                                                        ------------
Insurance - Life, Accident and Health -- 0.5%
      1,714    Delphi International Ltd.*.........................................             8,516
     30,950    Fremont General Corp...............................................           224,388
      8,800    Kansas City Life Insurance Co......................................           281,600
     30,040    UnumProvident Corp.................................................           401,785
                                                                                        ------------
                                                                                             916,289
                                                                                        ------------
Insurance - Property and Casualty -- 12.5%
      5,040    Allmerica Financial Corp...........................................           210,420
      6,000    Aon Corp...........................................................           125,625
    101,300    CNA Financial Corp.* ..............................................         2,735,100
    328,000    The Chubb Corp.....................................................        16,133,500
      5,000    Everest Reinsurance Holdings, Inc..................................           122,813
     40,000    Merchants Group, Inc...............................................           742,500
     50,000    Old Republic International Corp....................................           584,375
      4,000    Reliance Group Holdings, Inc.......................................            17,750
     29,445    Trenwick Group Inc.................................................           388,306
                                                                                        ------------
                                                                                         $21,060,389
                                                                                        ------------


                       See Notes to Financial Statements.

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Schedule of Investments (unaudited)(continued)
February 29, 2000

     SHARES                                SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------
Real Estate -- 3.2%
               Forest City Enterprises, Inc.:
    118,500      Class A Shares ..................................................       $ 3,229,125
     66,100      Class B Shares, Convertible......................................         2,065,625
     47,776    HomeFed Corp.*.....................................................            27,710
                                                                                        ------------
                                                                                           5,322,460
                                                                                        ------------
Technology -- 2.1%
     20,000    Intel Corp.........................................................         2,260,000
     15,000    National Semiconductor Corp.* .....................................         1,126,875
     21,302    Silicon Graphics, Inc.* ...........................................           209,026
                                                                                        ------------
                                                                                           3,595,901
                                                                                        ------------
Transportation -- 6.2%
     79,200    AMR Corp...........................................................         4,187,700
     73,000    Airborne Freight Corp..............................................         1,350,500
     32,000    Canadian Pacific Ltd. .............................................           624,000
     75,100    General Dynamics Corp..............................................         3,248,075
      9,500    International Shipholding Corp.....................................            90,844
      3,078    KLM - ADR..........................................................            58,674
     18,000    Lockheed Martin Corp...............................................           313,875
     23,600    Overseas Shipholding Group, Inc....................................           491,175
                                                                                        ------------
                                                                                          10,364,843
                                                                                        ------------
               TOTAL COMMON STOCK  (Cost-- $38,432,871)...........................       134,260,719
                                                                                        ------------


    FACE
   AMOUNT                                  SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 0.3%
Consumer Goods -- 0.3%
 $2,500,000    Sunbeam Corp., zero coupon due 3/25/18++ (Cost -- $616,258)........           418,750
                                                                                        ------------
               TOTAL LONG-TERM INVESTMENTS (Cost -- $39,049,129)..................       134,679,469
                                                                                        ------------

CORPORATE SHORT-TERM NOTES -- 20.0%
  4,912,000    American Greetings, 5.780% due 3/7/00..............................         4,907,268
  5,000,000    Cummins Engine Co., Inc., 5.950% due 3/13/00.......................         4,990,083
  2,544,000    Earthgrains Co., 5.980% due 3/16/00................................         2,537,661
  1,602,000    Edison Mission Energy Funding, 5.950% due 3/3/00...................         1,601,471
  2,819,000    Edison Mission Energy Funding, 5.970% due 3/3/00...................         2,818,065
  4,856,000    General Motors Acceptance Corp., 5.770% due 3/7/00.................         4,851,330
  2,512,000    Pacific Gas & Electric Corp., 5.800% due 3/10/00...................         2,508,358
  5,000,000    Texas Utilities Co., 5.950% due 3/7/00.............................         4,995,042
  4,470,000    University of California, 5.750% due 3/1/00........................         4,470,000
                                                                                        ------------
               TOTAL CORPORATE SHORT-TERM NOTES (Cost -- $33,679,278).............        33,679,278
                                                                                        ------------
               TOTAL INVESTMENTS-- 100% (Cost -- $72,728,407**)...................      $168,358,747
                                                                                        ============



  ----------------------
   * Non-income producing security.
   + Security valued at fair value.
  ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
  ** Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)
February 29, 2000 ASSETS:

Assets
  Investments, at value (cost -- $39,049,129).....................................     $ 134,679,469
  Corporate short-term notes, at value (Cost -- $33,679,278)......................        33,679,278
  Cash............................................................................             5,132
  Receivable for securities sold..................................................           320,639
  Dividends and interest receivable...............................................            69,382
  Other...........................................................................               710
                                                                                        ------------
  TOTAL ASSETS....................................................................       168,754,610
                                                                                        ------------

LIABILITIES:
  Management fees payable.........................................................           137,718
  Payable for Fund shares reacquired..............................................            37,802
  Accrued expenses................................................................            69,768
                                                                                        ------------
  TOTAL LIABILITIES...............................................................           245,288
                                                                                        ------------
TOTAL NET ASSETS..................................................................      $168,509,322
                                                                                        ============
NET ASSETS:
  Common stock ($0.01 par value, authorized 15,000,000 shares;
    3,768,381 shares outstanding).................................................      $     37,684
  Capital paid in excess of par value.............................................        61,604,103
  Undistributed net investment income.............................................           137,497
  Accumulated net realized gain from security transactions........................        11,099,698
  Net unrealized appreciation of investments......................................        95,630,340
                                                                                        ------------
TOTAL NET ASSETS..................................................................      $168,509,322
                                                                                        ============

Net Asset Value, Per Share ($168,509,322/3,768,381 shares)........................            $44.72
                                                                                             =======






                       See Notes to Financial Statements.

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Statement of Operations (unaudited)
For the Six Months Ended February 29, 2000

INVESTMENT INCOME:
  Dividends.......................................................................        $1,089,692
  Interest........................................................................         1,044,423
  Less: Foreign withholding tax...................................................           (32,868)
                                                                                          ----------
  TOTAL INVESTMENT INCOME.........................................................         2,101,247
                                                                                          ----------

EXPENSES:
  Management fees (Note 2)........................................................           907,939
  Shareholder services............................................................            23,660
  Audit and tax services..........................................................            21,840
  Shareholders communication fees.................................................            19,110
  Legal...........................................................................            17,290
  Registration fees...............................................................             8,190
  Custody.........................................................................             5,486
  Directors' fees.................................................................             3,640
  Other...........................................................................             8,676
                                                                                          ----------
  TOTAL EXPENSES..................................................................         1,015,831
                                                                                          ----------
NET INVESTMENT INCOME.............................................................         1,085,416
                                                                                          ----------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales...........................................................        14,882,873
    Cost of securities sold.......................................................         3,102,576
                                                                                          ----------
  NET REALIZED GAIN...............................................................        11,780,297
                                                                                          ----------
  Change in Net Unrealized Appreciation on Investments:
    Beginning of period...........................................................       115,159,914
    End of period.................................................................        95,630,340
                                                                                         -----------
  DECREASE IN NET UNREALIZED APPRECIATION.........................................       (19,529,574)
                                                                                         -----------
NET LOSS ON INVESTMENTS...........................................................        (7,749,277)
                                                                                         -----------
DECREASE IN NET ASSETS FROM OPERATIONS............................................       $(6,663,861)
                                                                                         ===========


                       See Notes to Financial Statements.
                                                                          Page 9
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

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2000 (unaudited) and the Year Ended August 31, 1999
                                                                        2000                1999
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income....................................         $  1,085,416        $  2,984,316
  Net realized gain........................................           11,780,297          12,237,894
  Increase (decrease) in net unrealized appreciation.......          (19,529,574)         13,762,924
                                                                   -------------       -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........           (6,663,861)         28,985,134
                                                                   -------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................           (3,100,369)          1,859,719)
  Net realized gains.......................................           (9,475,296)        (18,345,689)
                                                                   -------------        ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS..........................          (12,575,665)        (20,205,408)
                                                                   -------------        ------------

FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................            1,637,432           2,519,335
  Net asset value of shares issued for
    reinvestment of dividends..............................            9,758,565          16,435,063
  Cost of shares reacquired................................          (12,390,669)        (16,259,750)
                                                                    ------------        -------------
  INCREASE (DECREASE) IN NET ASSETS
    FROM FUND SHARE TRANSACTIONS...........................             (994,672)          2,694,648
                                                                   -------------       -------------
INCREASE (DECREASE) IN NET ASSETS..........................          (20,234,198)         11,474,374
NET ASSETS:
  Beginning of period......................................          188,743,520         177,269,146
                                                                   -------------       -------------
  END OF PERIOD*...........................................         $168,509,322        $188,743,520

                                                                   =============       =============
  *Includes undistributed net investment income of:........             $137,497          $2,152,450
                                                                   =============       =============



                       See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Opportunity Fund Inc ("Fund") is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) SECURITIES VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

     (B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (C) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

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Notes to Financial Statements (unaudited) (continued)


     (D) OTHER. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS

     The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. SBAM furnishes the Fund with office space and pays the compensation of its officers. The management fee for these services is payable monthly at an annual rate of 1% of average daily net assets.

3.   PORTFOLIO ACTIVITY

     During the six months ended February 29, 2000, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

     Purchases ...................................................  $ 1,846,052
                                                                    ===========
     Sales........................................................  $14,882,873
                                                                    ===========

     At February 29, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

     Gross unrealized appreciation...............................   $98,246,825
     Gross unrealized depreciation...............................    (2,616,485)
                                                                    -----------
     Net unrealized appreciation.................................   $95,630,340
                                                                    ===========
4.   SHARES OF CAPITAL STOCK

     At February 29, 2000, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares for the portfolio were as follows:

                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                          FEBRUARY 29, 2000                 AUGUST 31, 1999
                                                      -------------------------         -------------------------
                                                       SHARES          AMOUNT              SHARES         AMOUNT
                                                       -------        ----------          -------      -----------
Shares sold................................             34,596       $ 1,637,432           50,822      $ 2,519,335
Shares issued on reinvestment..............            199,416         9,758,565          333,965       16,435,063
Shares reacquired..........................           (264,007)      (12,390,669)        (329,146)     (16,259,750)
                                                      --------       -----------          -------      -----------
Net Increase (Decrease)....................            (29,995)      $  (994,672)          55,641      $ 2,694,648
                                                      ========       ===========          =======      ===========

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


Financial Highlights

Selected data per share of capital stock outstanding throughout each year ended August 31, except where noted:

                                           2000(1)      1999         1998       1997       1996        1995
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $49.69      $47.36       $50.64     $37.89      $35.75      $31.47
                                           ------      ------       ------     ------      ------      ------
Income (Loss) From Operations:
  Net investment income............          0.28        0.76         0.46       0.43        0.60        0.45
  Net realized and unrealized
     gain (loss)...................         (1.93)       6.98        (1.95)     14.46        3.38        5.68
                                           ------      ------       ------     ------      ------      ------
Total Income (Loss) From
  Operations.......................         (1.65)       7.74        (1.49)     14.89        3.98        6.13
                                          ------      ------       ------     ------      ------      ------
Less Distributions From:
  Net investment income............         (0.80)      (0.47)       (0.39)     (0.62)      (0.48)      (0.37)
  Net realized gains...............         (2.52)      (4.94)       (1.40)     (1.52)      (1.36)      (1.48)
                                           ------      ------       ------     ------      ------      ------
Total Distributions................         (3.32)      (5.41)       (1.79)     (2.14)      (1.84       (1.85)
                                           ------      ------       ------     ------      ------      ------
Net Asset Value, End of Period.....        $44.72      $49.69       $47.36     $50.64      $37.89      $35.75
                                           ======      ======       ======     ======      ======      ======
Total Return.......................          (3.8)%++    16.5%        (3.3)%     40.5%       11.4%       21.1%

Net Assets, End of Period (000s)...      $168,509    $188,744     $177,269   $188,496    $141,984    $131,237

Ratios to Average Net Assets:
  Expenses.........................          1.12%+      1.14%        1.12%      1.16%       1.18%       1.18%
  Net investment income............          1.20+       1.55         0.83       0.95        1.59        1.39
Portfolio Turnover Rate............             1%          3%           3%         4%          5%          8%


---------------------
(1) For the six months ended February 29, 2000 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


Directors

IRVING BRILLIANT
      Chairman and President

B. ALEXANDER GAGUINE
      Consultant

ROSALIND A. KOCHMAN
      Administrator and counsel,
      Kochman Eye Surgical Facility

IRVING SONNENSCHEIN
      Partner of law firm of Sonnenschein,
      Sherman & Deutsch

Officers

IRVING BRILLIANT
      President and Portfolio Manager

LEWIS E. DAIDONE
      Executive Vice President and Treasurer

ANTHONY PACE
      Controller

CHRISTINA T. SYDOR
      Secretary

ROBERT A. VEGLIANTE
      Assistant Secretary


Salomon Brothers Opportunity Fund Inc

      7 World Trade Center
      New York, New York 10048
      1-888-777-0102, toll free

INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York 10048

DISTRIBUTOR
      CFBDS, Inc.
      21 Milk Street
      Boston, Massachusetts 02109-5408

CUSTODIAN
      PNC Bank
      8800 Tinicom Blvd.
      Suite 200
      Philadelphia, Pennsylvania 19153

DIVIDEND DISBURSING AND TRANSFER AGENT
      PFPC Global Fund Services
      P.O. Box 9764
      Providence, Rhode Island 02940-9764

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York 10017-3909

INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036


------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

PFPC Global Fund Services
P.O. Box 9764
Providence, Rhode Island 02940-9764

                 Salomon Brothers
                 Opportunity Fund Inc

                 Semi-Annual Report

                 FEBRUARY 29, 2000

                        Salomon Brothers Asset Management
              Not FDIC Insured o No Bank Guarantee o May Lose Value

                                   FIRST-CLASS
                                  U.S. POSTAGE
                                      PAID
                                NORTHREADING, MA
                                  PERMITNo. 105
                                  OPSEMI 2/00